Note 10 - Staff Costs - Components of Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Wages and salaries	$ 51,468	$ 31,686	$ 36,066
Share-based compensation	2,164	2,015	4,415
Social Security costs	4,301	2,138	2,579
Other pension costs	145	1	5
Staff Costs - Direct	58,078	35,840	43,065
Other employee benefits and costs	4,999	3,695	4,291
Costs allocated to internally-generated assets	(4,439)	(705)	(1,768)
Staff costs (see note 10)	$ 58,638	$ 38,830	$ 45,588